Loans and financing (Details 2) R$ in Thousands	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 9,322,035
Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	2,377,828
Twenty Twenty Six [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	1,492,424
Twenty Twenty Seven [Member]
IfrsStatementLineItems [Line Items]
Loans and financing
Twenty Twenty Eight [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	4,780,711
Without Maturity Date [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	671,072
Debentures Two [Member] | Foreign Currency Long-term Borrowings [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	519,431
Debentures Two [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	345,879
Debentures Two [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Six [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	173,552
Debentures Two [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Seven [Member]
IfrsStatementLineItems [Line Items]
Loans and financing
Debentures Two [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Eight [Member]
IfrsStatementLineItems [Line Items]
Loans and financing
Debentures Two [Member] | Foreign Currency Long-term Borrowings [Member] | Without Maturity Date [Member]
IfrsStatementLineItems [Line Items]
Loans and financing
Statement Table | Foreign Currency Long-term Borrowings [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	2,143
Statement Table | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Five [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	2,143
Statement Table | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Six [Member]
IfrsStatementLineItems [Line Items]
Loans and financing
Statement Table | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Seven [Member]
IfrsStatementLineItems [Line Items]
Loans and financing
Statement Table | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Eight [Member]
IfrsStatementLineItems [Line Items]
Loans and financing
Statement Table | Foreign Currency Long-term Borrowings [Member] | Without Maturity Date [Member]
IfrsStatementLineItems [Line Items]
Loans and financing
Secured Notes 2025 [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	1,652,812
Secured Notes 2025 [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Five [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	1,652,812
Secured Notes 2025 [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Six [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Secured Notes 2025 [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Seven [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Secured Notes 2025 [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Eight [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Secured Notes 2025 [Member] | Foreign Currency Long-term Borrowings [Member] | Without Maturity Date [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Exchange rate | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	1,183,094
Exchange rate | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Five [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Exchange rate | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Six [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	1,183,094
Exchange rate | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Seven [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Exchange rate | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Eight [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Exchange rate | Foreign Currency Long-term Borrowings [Member] | Without Maturity Date [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Senior Secured Amortizing Notes [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	512,772
Senior Secured Amortizing Notes [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Five [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	376,994
Senior Secured Amortizing Notes [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Six [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	135,778
Senior Secured Amortizing Notes [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Seven [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Senior Secured Amortizing Notes [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Eight [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Senior Secured Amortizing Notes [Member] | Foreign Currency Long-term Borrowings [Member] | Without Maturity Date [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Senior Secured Notes 2028 [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	1,300,272
Senior Secured Notes 2028 [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Five [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Senior Secured Notes 2028 [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Six [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Senior Secured Notes 2028 [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Seven [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Senior Secured Notes 2028 [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Eight [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	1,300,272
Senior Secured Notes 2028 [Member] | Foreign Currency Long-term Borrowings [Member] | Without Maturity Date [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
E S S N 2028 [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	3,480,439
E S S N 2028 [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Five [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
E S S N 2028 [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Six [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
E S S N 2028 [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Seven [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
E S S N 2028 [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Eight [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	3,480,439
E S S N 2028 [Member] | Foreign Currency Long-term Borrowings [Member] | Without Maturity Date [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Perpetual Bonds [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	671,072
Perpetual Bonds [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Five [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Perpetual Bonds [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Six [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Perpetual Bonds [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Seven [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Perpetual Bonds [Member] | Foreign Currency Long-term Borrowings [Member] | Twenty Twenty Eight [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing
Perpetual Bonds [Member] | Foreign Currency Long-term Borrowings [Member] | Without Maturity Date [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 671,072